EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Common shares held in a trust in connection with the RSU plan (note 17(C)), PSU plan (note 17(D)) and LTIP	566,910		542,894
Total	241,386,772
Common Shares Outstanding
Common shares outstanding	234,458,597	232,250,441	232,250,441	224,965,140
Stock options
Employee stock options	6,361,265